Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Current Income Tax Expense (Benefit)	$ 481	$ 647	$ 1,451
Deferred Income Tax Expense (Benefit)	193	240	(2)
Adjustment of deferred tax assets and liabilities for enacted rate change	49	0	0
Income tax expense (benefit)	$ 723	$ 887	$ 1,449